Average Annual Total Returns - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2023
Fidelity Advisor China Region Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(28.46%)
Past 5 years	0.17%
Past 10 years	5.71%
Fidelity Advisor China Region Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(28.41%)
Past 5 years	(0.60%)
Past 10 years	4.41%
Fidelity Advisor China Region Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.63%)
Past 5 years	0.29%
Past 10 years	4.46%
Fidelity Advisor China Region Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(25.42%)
Past 5 years	0.62%
Past 10 years	5.71%
Fidelity Advisor China Region Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(26.98%)
Past 5 years	0.33%
Past 10 years	5.62%
Fidelity Advisor China Region Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(23.86%)
Past 5 years	1.67%
Past 10 years	6.67%
Fidelity Advisor China Region Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(23.77%)
Since Inception	4.30%	[1]
IXYE2
Average Annual Return:
Past 1 year	(22.38%)
Past 5 years	(1.06%)
Past 10 years	4.35%

[1]	AFrom October 2, 2018.